SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: (Details)	12 Months Ended
Dec. 31, 2017
Computers and Communications Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	3 Years
Production and Laboratory Equipment [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	7 Years
Production and Laboratory Equipment [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	10 Years
Office Furniture and Equipment [Member] | Bottom of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	10 Years
Office Furniture and Equipment [Member] | Top of Range [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful lives	14 Years